Equity	6 Months Ended
Dec. 31, 2020
Equity [Abstract]
EQUITY
10.	EQUITY

Ordinary Shares

The Company is authorized to issue up to an unlimited number of Ordinary Shares.

As of June 30, 2020, the Company had 4,518,864 shares issued and outstanding.

On July 30, 2020, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 18,750,000 ordinary shares, no par value, at a price of $0.32 per share, for gross proceeds of approximately $6.0 million and net proceeds of approximately $5.5 million. The offering closed on August 3, 2020.

On August 14, 2020, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 15,000,000 ordinary shares, no par value, at a price of $0.4 per share, for gross proceeds of approximately $6.0 million and net proceeds of approximately $5.5 million. The offering closed on August 18, 2020.

On July 30, 2020, the Company issued 553,350 ordinary shares to one independent director, at a per share price at the market price of the issuance date.

On August 25, 2020, the Company's board approved a 1 for 10 reverse split of its ordinary shares (the "Reverse Split"), which became effective on August 27, 2020.

As of December 31, 2020, the Company had 7,949,199 shares issued and outstanding.

Warrants

A summary of warrants activity for the six months ended December 31, 2020 and 2019 was as follows:

	Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2019	2,396,747	4.68 years	*

Balance of warrants outstanding as of December 31, 2019	2,396,747	4.18 years	*

Balance of warrants outstanding as of July 1, 2020	2,396,747	3.67 years	*

Decrease for reverse stock split	(2,157,073)

Balance of warrants outstanding as of December 31, 2020	239,674	3.17 years	*

*	Among the 239,674 shares of warrants, 35,972 shares will expire on November 20, 2022, 203,702 shares will be expire on May 23, 2024.

Private placement warrants

On November 21, 2017, the company issued 359,727 warrants to the shareholder in connection with a private placement offering of 1,798,635 Ordinary Shares. The warrant has an exercise price of $1.31 per share and is exercisable for five years from the date of issuance.

On August 25, 2020, the Company's board approved a 1 for 10 reverse split of its ordinary shares (the "Reverse Split"), which became effective on August 27, 2020. The warrant is also subject to reverse stock split.

As at December 31, 2020 and June 30, 2020, there were 35,972 warrants outstanding. The fair value of the warrants is $27,699 and $142,092, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, "Fair Value Measurement".

Registered direct offering warrants and placement agent warrants

On May 24, 2019, the Company issued warrants to investors in connection with a registered direct offering to purchase a total of 1,809,420 Ordinary Shares with a warrant term of five (5) years. The number of warrants is subject to a reverse stock split. On the same date, the Company issued warrants to the Placement Agent in connection with a registered direct offering to purchase a total of 22,760 Ordinary Shares with a warrant term of five (5) years. Both warrants have an exercise price of $1.86 per share.

The warrants have customary anti-dilution protections including a "full ratchet" anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional ordinary shares, options, warrants or other securities that are convertible into ordinary shares at a price lower than $1.86 per share. As such, the warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of December 31, 2020 and June 30, 2020, the Company estimated fair value of the registered direct offering warrants at $246,081 and $895,663, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, "Fair Value Measurement".

As of December 31, 2020 and June 30, 2020, the Company estimated fair value of the Placement Agent Warrants at $30,954 and $246,718, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for registered direct offering warrants.